Vessels, net (Tables)	12 Months Ended
Dec. 31, 2023
Vessels, net [Abstract]
Vessels, Net
The amounts reflected in “Vessels, net” in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2021	$46,082	$(354)	$45,728
-Vessel acquisitions	22,000	-	22,000
-Additions for improvements	694	-	694
- Depreciation for the year	-	(4,750)	(4,750)
Balance, December 31, 2022	$68,776	$(5,104)	$63,672
-Vessel acquisition	14,064	-	14,064
-Additions for improvements	304	-	304
- Depreciation for the year	-	(6,940)	(6,940)
Balance, December 31, 2023	$83,144	$(12,044)	$71,100